Share capital (Details) - Equity Option [Member]	3 Months Ended
Mar. 31, 2023 $ / shares shares
Statement [Line Items]
Number of outstanding balance, Beginning | shares	6,080,000
Granted | shares	100,000
Number of outstanding balance, Ending | shares	6,180,000
Options exercisable | shares	6,163,333
Weighted average exercise price, Beginning | $ / shares	$ 1.76
Weighted average exercise price, Ending | $ / shares	1.74
Weighted average exercise price, Granted | $ / shares	0.30
Weighted average exercise price, Options exercisable | $ / shares	$ 1.73
Weighted average remaining contractual life (in years), Beginning	2 years 11 months 1 day
Weighted average remaining contractual life (in years), Ending	2 years 8 months 26 days
Weighted average remaining contractual life options Granted	6 years 10 months 24 days
Weighted average remaining contractual life options exercisable (in years)	2 years 8 months 23 days